LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 24: — LOSS PER ORDINARY SHARE

Details of the number of shares and loss used in the computation of basic and diluted loss per share:

	Number of shares
	2022	2021	2020
Weighted number of Ordinary shares(*)	7,930,928	6,242,946	5,945,888

	Year ended December 31,
	2022	2021	2020
Loss	$24,701	$16,358	$14,172
Preferred shares dividend (see Note 17e.2)	9,038	8,211	6,498
For the computation of basic and diluted loss per share	$33,739	$24,569	$20,670
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	5,286,884 options to employees and consultants outstanding as of December 31, 2022 under the share-based compensation plan (3,854,974 and 3,456,165 as of December 31, 2021 and 2020, respectively).
b.

1,228,410 Ordinary shares to be issued contingent upon future conditions, as part of a consideration in a business combination (see Note 5b), as part of the acquisition of a technology asset (see Note 11c) and as part of the launch of the DACC (see Note 17d.4) (1,600,499 and nil as of December 31, 2021 and 2020, respectively).

c.	27,660,151 Preferred shares outstanding as of December 31, 2022 (27,660,151 and 23,323,730 as of December 31, 2021 and 2020, respectively) (see Note 17).